Additional Paid-In Capital (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of 200,000 Stock Options Valuation - April 2, 2015 [Table Text Block]
Expected volatility	66%
Expected life	2.5 years
Risk-free interest rate	0.87%
Dividend yield	nil

Schedule of 100,000 Stock Options Valuation - April 2, 2015 [Table Text Block]
Expected volatility	62%
Expected life	3.13 years
Risk-free interest rate	0.87%
Dividend yield	nil

Schedule of 600,000 Stock Options Valuation - July 20, 2015 [Table Text Block]
Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.09%
Dividend yield	nil

Schedule of 75,000 Stock Options Valuation - August 13, 2015 [Table Text Block]
Expected volatility	62%
Expected life	3.13 years
Risk-free interest rate	1.06%
Dividend yield	nil

Schedule of 150,000 Stock Options Valuation - December 14, 2015 [Table Text Block]
Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.25%
Dividend yield	nil

Schedule of 225,000 Stock Options Valuation January 19, 2016 [Table Text Block]
Expected volatility	63%
Expected life	3.13 years
Risk-free interest rate	1.11%
Dividend yield	nil

Schedule of 250,000 Stock Options Valuation January 19, 2016 [Table Text Block]
Expected volatility	66%
Expected life	2.5 years
Risk-free interest rate	1.11%
Dividend yield	nil

Schedule of 200,000 Stock Options Valuation September 15, 2016 [Table Text Block]
Expected volatility	65%
Expected life	5.63 years
Risk-free interest rate	1.30%
Dividend yield	nil

Schedule of 50,000 Stock Options Valuation September 15, 2016 [Table Text Block]
Expected volatility	64%
Expected life	3.13 years
Risk-free interest rate	0.87%
Dividend yield	nil

Schedule of 225,000 Stock Options Valuation - December 27, 2016 [Table Text Block]
Expected volatility	63%
Expected life	5.63 years
Risk-free interest rate	2.20%
Dividend yield	nil

Schedule of Stock Option Activity to Employees and Directors[Table Text Block]
		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2015	1,130,000	0.54

Granted	1,125,000	0.58
Forfeited	(410,000)	(0.59)
Expired	(25,000)	(0.45)
Exercised	(150,000)	(0.41)

Outstanding – December 31, 2015	1,670,000	0.56

Granted	1,300,000	0.62
Forfeited	(50,000)	(0.53)
Expired	(120,000)	(0.53)
Exercised	(140,000)	(0.45)

Outstanding – December 31, 2016	2,660,000	0.60

Schedule of Stock Option Activity to Consultant's [Table Text Block]
		Weighted average
	Number of options	exercise price
		$
Outstanding – January 1, 2015	100,000	0.59
Expired	(100,000)	0.59
Outstanding – December 31, 2015	-	-
Granted	50,000	0.73
Outstanding – December 31, 2016	50,000	0.73

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.41	375,000	0.57	0.06		281,250	0.09
0.48	150,000	0.22	0.03		75,000	0.03
0.51	20,000	0.00	0.00		20,000	0.01
0.52	25,000	0.00	0.00		25,000	0.01
0.52	100,000	0.07	0.02		100,000	0.04
0.53	125,000	0.14	0.02		125,000	0.05
0.58	35,000	0.02	0.01		35,000	0.02
0.58	600,000	0.79	0.13		300,000	0.13
0.58	75,000	0.10	0.02		37,500	0.02
0.60	30,000	0.01	0.01		30,000	0.01
0.62	300,000	0.36	0.07		275,000	0.13
0.73	600,000	2.16	0.16		-	-
0.73	50,000	0.09	0.01		-	-
0.76	225,000	0.83	0.06		-	-
	2,710,000	5.36	0.60	485,000	1,303,750	0.53	320,000

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$
Outstanding – January 1, 2015 and 2016	7,231,123	0.5646

Exercised	(1,056,765)	(0.5646)

Outstanding - December 31, 2016	6,174,358	0.5646